Investment Strategy	Apr. 30, 2026
T-REX 2X LONG AFRM DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of AFRM on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on AFRM or by investing directly in the common stock of AFRM. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in AFRM common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of AFRM are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in AFRM that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (AFRM) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain AFRM exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which AFRM is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which AFRM is assigned). As of the date of this prospectus, AFRM is assigned to the technology sector and the software-infrastructure industry.
The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of AFRM. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to AFRM is consistent with the Fund’s investment objective. The impact of AFRM’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of AFRM has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of AFRM has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Affirm Holdings, Inc. (AFRM)

Affirm Holdings, Inc. is an American technology company that provides financial services for shoppers and merchants.  As of early April 2026, the market capitalization of Affirm Holdings, Inc. is approximately $15.3 billion. AFRM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Affirm Holdings, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 1-39888 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Affirm Holdings, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Affirm Holdings, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Affirm Holdings, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AFRM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Affirm Holdings, Inc. could affect the value of the Fund’s investments with respect to AFRM and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the
Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of AFRM on a daily basis.
T-REX 2X LONG ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GOOG on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on GOOG or by investing directly in the common stock of GOOG. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in GOOG common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of GOOG are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in GOOG that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. Flexible Exchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (GOOG) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain GOOG exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which GOOG is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which GOOG is assigned). As of the date of this prospectus, GOOG is assigned to the communication services sector and interactive media & services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of GOOG. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to GOOG is consistent with the Fund’s investment objective. The impact of GOOG’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of GOOG has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of GOOG has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-
day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Alphabet Inc. (GOOG)

Alphabet Inc. provides online advertising services in the United States, Europe, the Middle East, Africa, the Asia-Pacific, Canada, and Latin America. The company offers performance and brand advertising services. As of April 2026, the market capitalization of Alphabet Inc. is approximately $3.55 trillion. GOOG is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alphabet Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37580 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alphabet Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Alphabet Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Alphabet Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GOOG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Alphabet Inc. could affect the value of the Fund’s investments with respect to GOOG and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GOOG on a daily basis.
T-REX 2X LONG APH DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of APH on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on APH or by investing directly in the common stock of APH. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in APH common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of APH are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in APH that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (APH) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain APH exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which APH is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which APH is assigned). As of the date of this prospectus, APH is assigned to the technology sector and the electronics components industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of APH. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to APH is consistent with the Fund’s investment objective. The impact of APH’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of APH has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of APH has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Amphenol Corporation (APH)

Amphenol Corporation designs, manufactures, and markets electrical, electronic, and fiber optic connectors in the United States, China, and internationally. As of April 2, 2026, the market capitalization of Amphenol Corporation is approximately $157.3 billion. APH is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Amphenol Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-10879 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Amphenol Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Amphenol Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Amphenol Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of APH have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Amphenol Corporation could affect the value of the Fund’s investments with respect to APH and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of APH on a daily basis.
T-REX 2X LONG APPLE DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of AAPL on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on AAPL or by investing directly in the common stock of AAPL. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in AAPL common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of AAPL are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in AAPL that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (AAPL) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain AAPL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which AAPL is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which AAPL is assigned). As of the date of this prospectus, AAPL is assigned to the technology sector and the computer manufacturing industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of AAPL. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to AAPL is consistent with the Fund’s investment objective. The impact of AAPL’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of AAPL has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of AAPL has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Apple, Inc. (AAPL)

Apple, Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services. As of April 6, 2026, the market capitalization of Apple Inc. is approximately $3.75 trillion. AAPL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Apple, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36743 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Apple, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Apple, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Apple, Inc.is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AAPL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Apple, Inc. could affect the value of the Fund’s investments with respect to AAPL and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of AAPL on a daily basis.
T-REX 2X LONG BMNR DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of BMNR on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on BMNR or by investing directly in the common stock of BMNR. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in BMNR common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of BMNR are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in BMNR that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (BMNR) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain BMNR exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which BMNR is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which BMNR is assigned). As of the date of this prospectus, BMNR is assigned to the financial services sector and the capital markets industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of BMNR. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to BMNR is consistent with the Fund’s investment objective. The impact of BMNR’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of BMNR has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of BMNR has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Bitmine Immersion Technologies, Inc. (BMNR)

Bitmine Immersion Technologies, Inc. operates as a blockchain technology company primarily in the United States.  As of April 2, 2026, the market capitalization of Bitmine Immersion Technologies, Inc. is approximately $9.5 billion. BMNR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Bitmine Immersion Technologies, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42675 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Bitmine Immersion Technologies, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Bitmine Immersion Technologies, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Bitmine Immersion Technologies, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BMNR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Bitmine Immersion Technologies, Inc. could affect the value of the Fund’s investments with respect to BMNR and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the
Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of BMNR on a daily basis.
T-REX 2X LONG CRCL DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of CRCL on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on CRCL or by investing directly in the common stock of CRCL. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in CRCL common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of CRCL are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in CRCL that is equal, on a daily basis, to 200% of the value of the Fun’'s net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible eXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (CRCL) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain CRCL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which CRCL is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which CRCL is assigned). As of the date of this prospectus, CRCL is assigned to the financial technology sector and the capital markets industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of CRCL. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to CRCL is consistent with the Fund’s investment objective. The impact of CRCL’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of CRCL has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of CRCL has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Circle Internet Group, Inc. (CRCL)

Circle Internet Group, Inc. is a global financial technology firm that specializes in digital currencies and blockchain technology. Circle Internet Group, Inc. is the issuer of the USDC stablecoin, a cryptocurrency designed to be pegged to the U.S. dollar, and they also provide various services and platform APIs for payments, commerce, and other financial applications. As of April 2, 2026, the market capitalization of Circle Internet Group, Inc. is approximately $21.9 billion. CRCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Circle Internet Group, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42671 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Circle Internet Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Circle Internet Group, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Circle Internet Group, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRCL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Circle Internet Group, Inc. could affect the value of the Fund’s investments with respect to CRCL and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of CRCL on a daily basis.
T-REX 2X Long CRWV Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of CRWV on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on CRWV or by investing directly in the common stock of CRWV. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in CRWV common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of CRWV are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in CRWV that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (CRWV) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain CRWV exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which CRWV is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which CRWV is assigned). As of the date of this prospectus, CRWV is assigned to the information technology sector and the software industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of CRWV. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to CRWV is consistent with the Fund’s investment objective. The impact of CRWV’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of CRWV has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of CRWV has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

CoreWeave, Inc. (CRWV)

CoreWeave, Inc. operates a cloud platform that provides scaling, support, and acceleration for GenAI.  As of April 2, 2026, the market capitalization of CoreWeave, Inc. is approximately $43.2 billion. CRWV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by CoreWeave, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42563 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding CoreWeave, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding CoreWeave, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding CoreWeave, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRWV have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning CoreWeave, Inc. could affect the value of the Fund’s investments with respect to CRWV and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the
Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of CRWV on a daily basis.
T-REX 2X LONG DJT DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of DJT on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on DJT or by investing directly in the common stock of DJT. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in DJT common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of DJT are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in DJT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. Flexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (DJT) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain DJT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which DJT is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which DJT is assigned). As of the date of this prospectus, DJT is assigned to the communications services sector and the interactive media and services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of DJT. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to DJT is consistent with the Fund’s investment objective. The impact of DJT’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of DJT has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of DJT has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Trump Media & Technology Group Corp. (DJT)

Trump Media & Technology Group Corp. is a social media and technology company that operates a social media platform, Truth Social, that focuses on free and open communication for its users. As of April 2, 2026, the market capitalization of Trump Media & Technology Group Corp. is approximately $2.54 billion. DJT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Trump Media & Technology Group Corp. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40779 through the Securities and Exchange Commission’s wet www.sec.gov. In addition, information regarding Trump Media & Technology Group Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Trump Media & Technology Group Corp. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Trump Media & Technology Group Corp. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DJT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Trump Media & Technology Group Corp. could affect the value of the Fund’s investments with respect to DJT and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of DJT on a daily basis.
T-REX 2X LONG EOSE DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of EOSE on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on EOSE or by investing directly in the common stock of EOSE. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in EOSE common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of EOSE are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in EOSE that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (EOSE) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain EOSE exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which EOSE is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which EOSE is assigned). As of the date of this prospectus, EOSE is assigned to the industrials sector and the electrical equipment and parts industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of EOSE. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to EOSE is consistent with the Fund’s investment objective. The impact of EOSE’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of EOSE has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of EOSE has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Eos Energy Enterprises, Inc. (EOSE)

Eos Energy Enterprises, Inc. designs, develops, manufactures, and markets energy storage solutions for utility-scale, microgrid, and commercial and industrial applications in the United States. As of April 2, 2026, the market capitalization of Eos Energy Enterprises, Inc. is approximately $1.69 billion. EOSE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Eos Energy Enterprises, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission  file number 001-39291 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Eos Energy Enterprises, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Eos Energy Enterprises, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Eos Energy Enterprises, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of EOSE have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Eos Energy Enterprises, Inc. could affect the value of the Fund’s investments with respect to EOSE and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the
Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of EOSE on a daily basis.
T-REX 2X LONG GLXY DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GLXY on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on GLXY or by investing directly in the common stock of GLXY. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in GLXY common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of GLXY are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in GLXY that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (GLXY) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain GLXY exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which GLXY is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which GLXY is assigned). As of the date of this prospectus, GLXY is assigned to the financial services sector and the capital markets industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of GLXY. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to GLXY is consistent with the Fund’s investment objective. The impact of GLXY’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of GLXY has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of GLXY has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Galaxy Digital Holdings Ltd. (GLXY)

Galaxy Digital Holdings Ltd. engages in the digital asset and blockchain businesses providing various financial products and services to individuals and institutions, such as digital asset trading, derivatives, structured products, financing, capital markets, and merger and acquisition services, digital asset spot and derivatives trading, bespoke lending and structured products.  As of March 31, 2026, the market capitalization of Galaxy Digital Holdings Ltd. is approximately $7.22 billion. GLXY is registered under the Securities Act of 1933, as amended (the “Securities Act”). Information provided to or filed with the Securities and Exchange Commission by Galaxy Digital Holdings Ltd. pursuant to the Securities Act can be located by reference to the Securities and Exchange Commission  file number 333-262378 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Galaxy Digital Holdings Ltd. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Galaxy Digital Holdings Ltd. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Galaxy Digital Holdings Ltd.is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GLXY have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Galaxy Digital Holdings Ltd. could affect the value of the Fund’s investments with respect to GLXY and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GLXY on a daily basis.
T-REX 2X LONG GME DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GME on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on GME or by investing directly in the common stock of GME. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in GME common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of GME are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in GME that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (GME) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain GME exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which GME is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which GME is assigned). As of the date of this prospectus, GME is assigned to the consumer discretionary sector and the specialty retail industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of GME. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to GME is consistent with the Fund’s investment objective. The impact of GME’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of GME has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of GME has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the
Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about GameStop Corp. (GME)

GameStop Corp. is an American video game, consumer electronics, and gaming merchandise retailer. It also sells various related services. As of April 2, 2026, the market capitalization of GameStop Corp. is approximately $10.4 billion. GME is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by GameStop Corp. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 1-32637 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding GameStop Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding GameStop Corp. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding GameStop Corp. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GME have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning GameStop Corp. could affect the value of the Fund’s investments with respect to GME and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GME on a daily basis.
T-REX 2X LONG HOOD DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of HOOD on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on HOOD or by investing directly in the common stock of HOOD. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in HOOD common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of HOOD are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in HOOD that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (HOOD) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain HOOD exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which HOOD is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which HOOD is assigned). As of the date of this prospectus, HOOD is assigned to the financial sector and capital markets industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of HOOD. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to HOOD is consistent with the Fund’s investment objective. The impact of HOOD’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of HOOD has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of HOOD has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-
day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Robinhood Markets Inc. (HOOD)

Robinhood Markets Inc. is a financial services platform that facilitates the purchase and sale of options, cryptocurrencies, and equities. It also sells various related services. As of April 6, 2026, the market capitalization of Robinhood Markets, Inc. is approximately $63.3 billion. HOOD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Robinhood Markets Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40691 through the Securities and Exchange Commission’s websitw.sec.gov. In addition, information regarding Robinhood Markets Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Robinhood Markets Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Robinhood Markets Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of HOOD have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Robinhood Markets Inc. could affect the value of the Fund’s investments with respect to HOOD and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of HOOD on a daily basis.
T-REX 2X LONG KTOS DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of KTOS on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on KTOS or by investing directly in the common stock of KTOS. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in KTOS common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of KTOS are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in KTOS that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (KTOS) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain KTOS exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which KTOS is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which KTOS is assigned). As of the date of this prospectus, KTOS is assigned to the industrials sector and the aerospace & defense industry.
The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of KTOS. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to KTOS is consistent with the Fund’s investment objective. The impact of KTOS’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of KTOS has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of KTOS has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Kratos Defense & Security Solutions, Inc. (KTOS)

Kratos Defense & Security Solutions, Inc.  is an American technology company with manufacturing concentrations in weapons and military electronics. As of April 2, 2026, the market capitalization of Kratos Defense & Security Solutions, Inc. is approximately $12.5 billion. KTOS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Kratos Defense & Security Solutions, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission  file number 1-34460 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Kratos Defense & Security Solutions, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Kratos Defense & Security Solutions, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Kratos Defense & Security Solutions, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of KTOS have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Kratos Defense & Security Solutions, Inc. could affect the value of the Fund’s investments with respect to KTOS and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of KTOS on a daily basis.
T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of MSFT on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on MSFT or by investing directly in the common stock of MSFT. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in MSFT common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of MSFT are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in MSFT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (MSFT) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain MSFT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which MSFT is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which MSFT is assigned). As of the date of this prospectus, MSFT is assigned to the technology sector and the computer software industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of MSFT. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to MSFT is consistent with the Fund’s investment objective. The impact of MSFT’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of MSFT has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of MSFT has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Microsoft Corp. (MSFT)

Microsoft Corp. develops, licenses, and supports software, services, devices, and solutions worldwide. As of April 2026, the market capitalization of Microsoft Corporation is approximately $2.76 trillion. MSFT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Microsoft Corp. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37845 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Microsoft Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Microsoft Corp. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Microsoft Corp. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSFT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Microsoft Corp. could affect the value of the Fund’s investments with respect to MSFT and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of MSFT on a daily basis.
T-REX 2X LONG RBLX DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of RBLX on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on RBLX or by investing directly in the common stock of RBLX. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in RBLX common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of RBLX are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in RBLX that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. Flexible Exchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (RBLX) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain RBLX exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which RBLX is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which RBLX is assigned). As of the date of this prospectus, RBLX is assigned to the communication services sector and the entertainment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of RBLX. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to RBLX is consistent with the Fund’s investment objective. The impact of RBLX’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of RBLX has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of RBLX has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the
Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Roblox Corp. (RBLX)

Roblox Corp. operates an online entertainment platform.  As of April 2, 2026, the market capitalization of Roblox Corporation is approximately $40.8 billion. RBLX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Roblox Corp. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39763 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Roblox Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Roblox Corp. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Roblox Corp. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of RBLX have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Roblox Corp. could affect the value of the Fund’s investments with respect to RBLX and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of RBLX on a daily basis.
T-REX 2X Long SMR Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of SMR on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on SMR or by investing directly in the common stock of SMR. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in SMR common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of SMR are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in SMR that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. Flexible Exchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (SMR) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain SMR exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which SMR is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which SMR is assigned). As of the date of this prospectus, SMR is assigned to the industrials sector and the specialty industrial machinery industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of SMR. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to SMR is consistent with the Fund’s investment objective. The impact of SMR’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of SMR has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of SMR has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about NuScale Power Corporation (SMR)

NuScale Power Corporation provides small modular reactor technology solutions. As of April 2, 2026, the market capitalization of NuScale Power Corporation is approximately $3.24 billion. SMR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NuScale Power Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39736 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NuScale Power Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding NuScale Power Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding NuScale Power Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SMR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning NuScale Power Corporation could affect the value of the Fund’s investments with respect to SMR and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of SMR on a daily basis.
T-REX 2X LONG SNOW DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of SNOW on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on SNOW or by investing directly in the common stock of SNOW. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in SNOW common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of SNOW are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in SNOW that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (SNOW) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain SNOW exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which SNOW is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which SNOW is assigned). As of the date of this prospectus, SNOW is assigned to the information technology sector and the IT services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of SNOW. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to SNOW is consistent with the Fund’s investment objective. The impact of SNOW’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of SNOW has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of SNOW has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-
day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Snowflake Inc. (SNOW)

Snowflake Inc. provides cloud data warehousing software.  As of April 6, 2026, the market capitalization of Snowflake Inc. is approximately $63.5 billion. SNOW is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Snowflake Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39504 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Snowflake Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Snowflake Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Snowflake Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SNOW have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Snowflake Inc. could affect the value of the Fund’s investments with respect to SNOW and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of SNOW on a daily basis.
T-REX 2X LONG TTD DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of TTD on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on TTD or by investing directly in the common stock of TTD. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in TTD common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of TTD are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in TTD that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (TTD) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain TTD exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which TTD is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which TTD is assigned). As of the date of this prospectus, TTD is assigned to the communication services sector and the advertising and marketing industry.
The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of TTD. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to TTD is consistent with the Fund’s investment objective. The impact of TTD’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of TTD has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of TTD has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Trade Desk, Inc, (TTD)

Trade Desk, Inc.  is an American multinational technology company that specializes in real-time programmatic marketing automation technologies, products, and services, designed to personalize digital content delivery to users.  As of April 2026, the market capitalization of The Trade Desk, Inc. is approximately $10.1 billion. TTD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Trade Desk, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission  file number 1-37879 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Trade Desk, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Trade Desk, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Trade Desk, Inc.is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TTD have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Trade Desk, Inc. could affect the value of the Fund’s investments with respect to TTD and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the
Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of TTD on a daily basis.
T-REX 2X INVERSE CRCL DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of CRCL on a daily basis. The Fund may also seek to achieve its investment objective by purchasing put options on CRCL or by engaging in short sales of the common stock of CRCL. The Adviser will determine the allocation of the Fund’s investments in swap agreements, put options and short sales of CRCL common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Short sales of the common stock of CRCL are typically less efficient than the use of swap agreements because short sales do not provide leveraged returns. This may result in the Fund not achieving its -200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in CRCL that is equal, on a daily basis, to -200% of the value of the Fund's net assets. If the Adviser determines to use put options, the Fund will purchase exchange traded put options, including “FLEX Options,” with CRCL as the reference security. Put options give the holder (i.e., the buyer) the right to sell an asset and the seller (i.e., the writer) the obligation to purchase the asset at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

If the Adviser determines to engage in short sales on the common stock of CRCL, the Fund will sell shares of CRCL that it has borrowed. When executing a short sale, the Fund borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date and return the security to the lender. The Fund will realize a profit if the price of the underlying stock decreases or incur a loss if the price of the underlying stock increases while the Fund is holding the borrowed security. The Fund may reinvest the proceeds of its short sales.

The Adviser attempts to consistently apply leverage to obtain short CRCL exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which CRCL is assigned (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industry to which CRCL is assigned). As of the date of this prospectus, CRCL is assigned to the financial technology sector and the capital markets industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of CRCL. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to CRCL is consistent with the Fund’s investment objective. The impact of CRCL’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of CRCL has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of CRCL has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Circle Internet Group, Inc. (CRCL)

Circle Internet Group, Inc. is a global financial technology firm that specializes in digital currencies and blockchain technology. Circle Internet Group, Inc. is the issuer of the USDC stablecoin, a cryptocurrency designed to be pegged to the U.S. dollar., and they also provide various services and platform APIs for payments, commerce, and other financial applications. As of April 2, 2026, the market capitalization of Circle Internet Group, Inc. is approximately $21.9 billion. CRCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Circle Internet Group, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42671 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Circle Internet Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Fund has derived all disclosures contained in this document regarding Circle Internet Group, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Circle Internet Group, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRCL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Circle Internet Group, Inc. could affect the value of the Fund’s investments with respect to CRCL and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of CRCL on a daily basis.
T-REX 2X INVERSE CRWV DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of CRWV on a daily basis. The Fund may also seek to achieve its investment objective by purchasing put options on CRWV or by engaging in short sales of the common stock of CRWV. The Adviser will determine the allocation of the Fund’s investments in swap agreements, put options and short sales of CRWV common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Short sales of the common stock of CRWV are typically less efficient than the use of swap agreements because short sales do not provide leveraged returns. This may result in the Fund not achieving its -200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in CRWV that is equal, on a daily basis, to -200% of the value of the Fund's net assets. If the Adviser determines to use put options, the Fund will purchase exchange traded put options, including “FLEX Options,” with CRWV as the reference security. Put options give the holder (i.e., the buyer) the right to sell an asset and the seller (i.e., the writer) the obligation to purchase the asset at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

If the Adviser determines to engage in short sales on the common stock of CRWV, the Fund will sell shares of CRWV that it has borrowed. When executing a short sale, the Fund borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date and return the security to the lender. The Fund will realize a profit if the price of the underlying stock decreases or incur a loss if the price of the underlying stock increases while the Fund is holding the borrowed security. The Fund may reinvest the proceeds of its short sales.

The Adviser attempts to consistently apply leverage to obtain short CRWV exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which CRWV is assigned (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industry to which CRWV is assigned). As of the date of this prospectus, CRWV is assigned to the information technology sector and the software industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of CRWV. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to CRWV is consistent with the Fund’s investment objective. The impact of CRWV’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of CRWV has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of CRWV has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

CoreWeave, Inc. (CRWV)

CoreWeave, Inc. operates a cloud platform that provides scaling, support, and acceleration for GenAI.  As of April 2, 2026, the market capitalization of CoreWeave, Inc. is approximately $43.2 billion. CRWV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by CoreWeave, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42563 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding CoreWeave, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding CoreWeave, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding CoreWeave, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRWV have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning CoreWeave, Inc. could affect the value of the Fund’s investments with respect to CRWV and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of CRWV on a daily basis.